Schedule of Investments February 28, 2023 (Unaudited)

Ecofin Global Energy Transition Fund

	Shares	Fair Value
Common Stock - 88.8% (1)
Canada Renewable Power Producers - 1.9% (1)
Innergex Renewable Energy Inc. (2)	73,821	$786,630
Denmark Infrastructure, Utilities and Renewables - 4.8% (1)
Orsted A/S	23,108	2,011,391
France Industrials - 5.0% (1)
Schneider Electric SE	13,093	2,100,860
Germany Clean Technology - 4.3% (1)
Infineon Technologies AG	51,639	1,826,798
Germany Specialty Chemical & Materials - 1.9% (1)
Wacker Chemie AG	5,017	786,096
Hong Kong Infrastructure, Utilities and Renewables - 4.5% (1)
China Longyuan Power Group Corp Ltd.	1,525,848	1,871,735
Ireland Clean Technology - 2.6% (1)
Aptiv Plc (2)	9,229	1,073,148
Ireland Industrials - 4.1% (1)
Trane Technologies Plc	9,219	1,705,238
Italy Industrials - 3.1% (1)
Prysmian SpA	33,403	1,284,175
Italy Infrastructure, Utilities, and Renewables - 4.6% (1)
Enel SpA	342,661	1,922,174
Japan Clean Technology - 4.8% (1)
ROHM Co., Ltd.	26,203	2,017,964
Japan Industrials - 3.0% (1)
Nidec Corp.	25,008	1,269,143
Japan Infrastructure, Utilities, and Renewables - 5.4% (1)
Keyence Corp.	5,270	2,277,838
Norway Infrastructure, Utilities, and Renewables - 1.9% (1)
Nel ASA (2)	540,902	816,776
Portugal Infrastructure, Utilities and Renewables - 4.2% (1)
EDP - Energias de Portugal, S.A.	347,653	1,750,681
Switzerland Specialty Chemical & Materials - 1.8% (1)
Sika AG	2,757	773,132
Taiwan Clean Technology - 2.9% (1)
Delta Electronics, Inc.	131,499	1,230,268
United States Clean Technology - 8.6% (1)
Autodesk, Inc. (2)	6,476	1,286,716
TE Connectivity Ltd.	18,340	2,335,049
		3,621,765
United States Industrials - 3.0% (1)
Sunrun, Inc. (2)	52,040	1,251,042
United States Infrastructure, Utilities, and Renewables - 16.4% (1)
Constellation Energy Corporation	28,764	2,154,136
First Solar, Inc. (2)	4,628	782,780
NextEra Energy, Inc.	34,612	2,458,490
STEM, Inc. (2)	180,615	1,473,819
		6,869,225
Total Common Stock
(Cost $38,859,375)		37,246,079

Short-Term Investment - 3.2% (1)
United States Investment Company - 3.2% (1)
First American Government Obligations Fund, Class X, 4.37% (3)
(Cost $1,351,686)	1,351,686	1,351,686

Total Investments - 92.0% (1)
(Cost $40,211,061)		38,597,765
Other Assets in Excess of Liabilities, Net - 8.0%(1)		3,347,186
Total Net Assets - 100.0%(1)		$41,944,951

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of February 28, 2023.

SCHEDULE OF INVESTMENTS
Open Swap Contracts
February 28, 2023

Counterparty	Security	Termination Date	Pay/Receive on Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount	Unrealized Appreciation (Depreciation)*
Morgan Stanley	Drax Group PLC	10/19/2023	Pay	0.200% + Federal Funds Effective Rate	Monthly	195,297	$1,495,219	$(28,664)
Morgan Stanley	Amperex Tech	8/28/2023	Pay	0.200% + Federal Funds Effective Rate	Monthly	19,220	1,118,679	(32,143)
								$(60,807)
* Based on the net swap value held at each counterparty. Unrealized appreciation (depreciation) is a receivable (payable).

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stock	$15,307,048	$21,939,031	$-	$37,246,079
Short-Term Investment	1,351,686	-	-	1,351,686
Total Investments	$16,658,734	$21,939,031	$-	$38,597,765

As of August 31, 2022, the Fund's Investments in other financial instruments* were classified as follows:

Swaps**	$(60,807)	$-	$-	$(60,807)
Total Other Financial Instruments	$(60,807)	$-	$-	$(60,807)

* Other financial instruments are derivative instruments are reflected in the Schedule of Investments, such as swaps, futures and/or written options.
** Swap contracts are valued at the net unrealized apprecation (depreciation) on the instrument by counterparty.

Refer to the Fund's Schedule of Investments for additional industry information.